CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (22,149)	$ (18,885)	$ (22,088)
Adjustments to profit and loss items:
Loss from discontinued operation	7,616		417
Depreciation and amortization	567	589	503
Share-based compensation	1,363	3,171	2,659
Revaluation of liabilities in respect of IIA grants	229	(1,298)	(474)
Revaluation of contingent consideration for purchase of shares	351	(1,621)	(764)
Increase in severance pay liability, net	111	125	90
Net financing income	(349)	(414)	(288)
Un-realized foreign currency (gain) loss	(185)	(94)	69
Adjustments to profit and loss items, total	9,703	458	2,212
Changes in asset and liability items:
Decrease (increase) in trade receivables	28	(107)	(181)
Decrease (increase) in inventories	(1,042)	873	(273)
Decrease (increase) in other receivables and long term deposits	(1,227)	33	(556)
Increase (decrease) in trade payables and accrued expenses	(135)	2,195	33
Increase (decrease) in other payables and deferred revenues	(70)	(1,012)	1,252
Changes in asset and liability items, total	(2,446)	1,982	275
Net cash used in continuing operating activities	(14,892)	(16,445)	(19,601)
Net cash used in discontinued operating activities	(1,563)
Net cash used in operating activities	(16,455)	(16,445)	(19,601)
Cash Flows from Investing Activities:
Purchase of property and equipment	(1,045)	(671)	(376)
Purchase of intangible assets	(30)	(30)	(30)
Interest received	349	407	287
Proceeds from short term bank deposits, net	1,163	2,110	36,165
Net cash provided by investing activities	437	1,816	36,046
Cash Flows from Financing Activities:
Proceeds from exercise of options	7	7	26
Proceeds from issuance of shares, net	22,658
Proceeds from the IIA grants, net of re-payment	330	900	752
Net cash provided by financing activities	22,995	907	778
Exchange rate differences on cash and cash equivalent balances	226	86	(143)
Increase (decrease) in cash and cash equivalents from continuing activities	8,766	(13,636)	17,080
Decrease in cash and cash equivalents from discontinued activities	(1,563)
Balance of cash and cash equivalents at the beginning of the year	28,866	42,502	25,422
Balance of cash and cash equivalents at the end of the year	$ 36,069	$ 28,866	$ 42,502